SUBSEQUENT EVENTS (Details) ₩ in Billions		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 01, 2020 KRW (₩)	Apr. 30, 2020 project	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2020 USD ($)
Subsequent Event
Revenues due to unertainity of coronavirus pandemic				$ 119,117,024	$ 96,906,335	$ 102,973,999
Subsequent Event
Subsequent Event
Number of projects sold and closed | project		2
Subsequent Event | Minimum
Subsequent Event
Revenues due to unertainity of coronavirus pandemic			$ 30,000,000
Subsequent Event | Maximum
Subsequent Event
Revenues due to unertainity of coronavirus pandemic			33,000,000
Subsequent Event | Expected | Minimum
Subsequent Event
Revenues due to unertainity of coronavirus pandemic			18,000,000
Subsequent Event | Expected | Maximum
Subsequent Event
Revenues due to unertainity of coronavirus pandemic			$ 20,000,000
Korean Lender | Subsequent Event
Subsequent Event
Long-term borrowings rolled over	₩ 32.7						$ 28,300,000
Long-term borrowings roll over period	1 year